BORROWINGS - Long term borrowings (Details) £ / shares in Units, € in Millions, ¥ in Millions, £ in Millions			6 Months Ended
	Mar. 29, 2026 EUR (€)	Jul. 17, 2022 £ / shares shares	Jun. 30, 2026 GBP (£)	Jun. 30, 2025 GBP (£)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 CNY (¥)
Borrowings
Non-current			£ 6,290			£ 7,773
Proceeds from borrowings			325	£ 40
Repayment of term loan			737	£ 1,352
Euro Medium Term Note Programme
Borrowings
Redemption of notes | €	€ 850
Non-voting preference shares
Borrowings
Non-current			25			25
Number of preference shares issued | shares		25,000,000
Issue price per share | £ / shares		£ 1
Coupon rate, preference shares		9.50%
Bonds
Borrowings
Non-current			5,871			7,363
Long-term notes in issue
Borrowings
Non-current			£ 5,871			£ 7,363
Average effective pre-swap interest rate			3.20%		3.20%	3.20%	3.20%
Average effective post-swap interest rate			3.10%		3.10%	3.00%	3.00%
Long-term notes in issue | After five years
Borrowings
Non-current			£ 3,543			£ 3,538
CNY long-term bank loans
Borrowings
Non-current			£ 283		¥ 2,541	£ 300	¥ 2,824
CNY long-term bank loans | Weighted average
Borrowings
Interest rate			2.90%		2.90%	2.90%	2.90%